WESTCORE TRUST

Westcore Growth Fund

Westcore MIDCO Growth Fund

Westcore Select Fund

Westcore Blue Chip Fund

Westcore Mid-Cap Value Fund

Westcore Small-Cap Opportunity Fund

Westcore Small-Cap Value Fund

Westcore Micro-Cap Opportunity Fund

Westcore International Frontier Fund

Westcore Flexible Income Fund

Westcore Plus Bond Fund

Westcore Colorado Tax-Exempt Fund

SUPPLEMENT DATED DECEMBER 31, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2009

The following information supplements and should be read in conjunction with the information provided in the Funds’ Statement of Additional Information dated April 30, 2009.

1.

The “Trustees and Officers” section on pages 47 through 50 should be supplemented with the following information.

Each of the individuals listed below were appointed as a Trustee at the Special Board Meeting held on December 17, 2009.

Name, Address and Age(1)	Position(s) Held with The Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee(4)
INTERESTED TRUSTEE
John A. DeTore(5) Age 51	Trustee	Since December 31, 2009	CIO, Denver Alternatives, 2009-present; CEO/Founder, United Alpha, LLC, 2003-present; CIO, GRT United Alpha, LLC, 2006-present.	12	None
INDEPENDENT TRUSTEE
Douglas M. Sparks Age 66	Trustee	Since December 31, 2009	Retired.	12	None

Name, Address and Age(1)	Position(s) Held with The Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee(4)
James A. Smith Age 57	Trustee	Since December 31, 2009	Consultant, October 2004-present; Board Member, Great Outdoors Colorado, April 2007-present; Board Member, The Telecommunications History Group, September 2007-present; Trustee, The Nature Conservancy, July 2007-present; Board Member, Wigwam Club, Inc., January 2007-present; Chairman, Yellow Pages Group of New Zealand, May 2007-May 2009.	12	None

(1)

Each trustee may be contacted by writing to the trustee, c/o Westcore Trust, 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(2)

Each trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the trustee dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s Code of Regulations; or (c) the Trust terminates.

(3)

The Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person. There are currently fifteen Funds in the Fund Complex, including twelve Westcore Funds, Blue Chip Value Fund, Inc., Dunham Small-Cap Value Fund and RiverSource Partners Variable Portfolio Small-Cap Value Fund (formerly, RiverSource Variable Portfolio Small-Cap Value Fund), which are also advised by Denver Investments.

(4)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

(5)

Mr. DeTore is deemed an “Interested Trustee” by virtue of serving as an officer of a division of Denver Investments.

2.

Effective immediately after each individual became a Trustee, Mr. James O’Boyle resigned from the Board of Trustees. All references to Mr. O’Boyle in the “Trustees and Officers” section on pages 47 through 50 are hereby deleted.